RESTRICTED NET ASSETS (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RESTRICTED NET ASSETS
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
Restricted net assets	$ 306,020	$ 304,377
Percent of net assets	25.00%